UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York — 86.7%
Corporate — 7.0%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$834,345
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	399,612
Jefferson County IDA, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	250	256,595
New York City Industrial Development Agency, RB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (a)	2,000	2,292,280
British Airways Plc Project, 5.25%, 12/01/32	1,000	999,920
Continental Airlines, Inc. Project, Mandatory Put Bonds, 8.38%, 11/01/16	250	251,375
New York City Industrial Development Agency, Refunding RB, AMT:
Senior Series A, 5.00%, 7/01/28	1,520	1,607,598
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	2,500	2,754,875
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,940	6,937,801
5.50%, 10/01/37	780	942,373
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,400	1,440,726
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	1,360	1,369,479

		20,086,979

County/City/Special District/School District — 19.3%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	620	701,040
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	400	453,268
Sub-Series A-1, 4.00%, 10/01/34	320	333,373
Sub-Series A-1, 5.00%, 10/01/34	600	686,880
Sub-Series G-1, 5.00%, 4/01/28	750	871,492
	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (continued)
City of New York, New York, GO (continued):
Sub-Series I-1, 5.38%, 4/01/36	$2,650	$3,112,955
City of New York, New York, GO, Refunding, Series B, 3.00%, 8/01/31	550	511,577
City of Syracuse, New York, GO, AMT (AGM), 4.75%, 11/01/31	500	537,180
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,000	1,064,670
Series A, 5.00%, 2/15/47	5,970	6,346,468
Series A, 5.75%, 2/15/47	100	117,079
Series A (AGM), 5.00%, 2/15/47	1,050	1,117,903
Series A (NPFGC), 4.50%, 2/15/47	3,815	3,951,768
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 4.79%, 3/01/42 (b)	5,000	1,270,500
CAB, Yankee Stadium Project, Series A (AGC), 4.93%, 3/01/45 (b)	1,500	317,340
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	811,384
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	1,610	1,644,695
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,000	1,016,700
Yankee Stadium (NPFGC), 4.75%, 3/01/46	2,000	2,034,620
New York City Transitional Finance Authority, BARB:
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	231,962
Series S-2 (NPFGC), 4.50%, 1/15/31	1,250	1,310,350
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	3,315	3,546,221
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	860	971,060
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,568,296
7 World Trade Center, Class 2, 5.00%, 9/15/43	5,085	5,544,837
7 World Trade Center, Class 3, 5.00%, 3/15/44	1,720	1,836,444

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	$9,305	$10,642,594
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,428,600
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A:
5.25%, 7/01/29	5	5,699
5.00%, 7/01/39	750	828,218
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	485	508,707

		55,323,880

Education — 12.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	325,408
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,000	4,372,440
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	265	288,378
Madison County Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	415,968
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,086,960
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	2,500	2,532,150
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	570,275
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A:
4.75%, 12/01/39	1,550	1,693,297
5.00%, 12/01/39	1,325	1,468,100
New York State Dormitory Authority, RB:
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	653,075
	Par (000)	Value
Municipal Bonds
New York (continued)
Education (continued)
New York State Dormitory Authority, RB (concluded):
Personal Income Tax, Series G, 5.00%, 8/15/32	$1,975	$2,250,019
Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (c)	1,000	1,252,860
Rochester University, Series A, 5.13%, 7/01/14 (c)	1,500	1,590,435
Rochester University, Series A, 4.90%, 7/01/39 (d)	1,000	1,049,390
Rochester University, Series B, 5.00%, 7/01/39	550	595,644
Teachers College, 5.00%, 7/01/42	450	499,581
The New School (AGM), 5.50%, 7/01/43	1,000	1,124,430
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	540,868
Culinary Institute of America, 5.00%, 7/01/42	300	318,945
Rochester Institute of Technology, 5.00%, 7/01/34	750	852,247
Rochester Institute of Technology, 5.00%, 7/01/38	310	349,885
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,645,376
Rockefeller University, Series B, 4.00%, 7/01/38	500	521,210
Saint John’s University, Series A, 5.00%, 7/01/27	450	521,870
Series A, 5.00%, 7/01/42	1,000	1,127,820
Skidmore College, Series A, 5.25%, 7/01/29	135	155,573
State University Educational Facilities, Series A, 5.00%, 5/15/29	2,000	2,326,020
Teachers College, 5.50%, 3/01/39	850	946,968
Orange County Funding Corp., Refunding RB, Mount State Mary College, Series A:
5.00%, 7/01/37	360	396,385
5.00%, 7/01/42	220	240,790
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,094,310

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	$200	$226,062
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	750	769,440
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	516,587
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,120,600

		35,439,366

Health — 16.4%
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	346,869
Erie County Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	395	395,707
6.00%, 2/01/28	185	185,207
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	500,000
5.00%, 12/01/32	1,080	1,058,724
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,195,047
Nassau County Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	503,097
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	350	348,236
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,117,540
New York City Industrial Development Agency, RB:
PSCH, Inc. Project, 6.38%, 7/01/33	2,555	2,567,622
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	875	881,764
	Par (000)	Value
Municipal Bonds
New York (continued)
Health (continued)
New York City Industrial Development Agency, RB (continued):
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	$2,135	$2,151,503
New York City Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program (ACA):
Series A-1, 4.38%, 7/01/20	1,000	909,220
Series A-1, 4.50%, 7/01/30	210	169,317
Series C-1, 5.10%, 7/01/31	525	450,854
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,075	1,211,998
Healthcare, Series A, 5.00%, 3/15/38	250	282,835
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	814,117
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/41	1,000	1,133,220
Mental Health Services (AGM), 5.00%, 2/15/22	1,000	1,175,670
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (c)	985	1,047,597
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	801,353
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,675	1,894,559
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	1,725	1,992,461
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	625	654,762
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	500	523,810
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	340	379,692
NYU Hospital Center, Series A, 5.75%, 7/01/31	1,055	1,236,165
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	575,914
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 5.00%, 7/01/29	290	314,244
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,841,108

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	$2,500	$2,792,050
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,000	1,129,300
NYU Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,580,925
Onondaga Civic Development Corp., Refunding RB:
Saint Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	3,225	3,183,881
St. Joseph’s Hospital Health Center Project, 5.00%, 7/01/42	540	554,051
Orange County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	812,991
Suffolk County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series D-1:
6.50%, 7/01/17	135	136,044
(ACA), 4.90%, 7/01/21	330	305,851
Sullivan County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	317,500
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Series A, 5.00%, 11/01/30	3,075	3,388,219
Series B, 6.00%, 11/01/30	375	444,705
Westchester County Industrial Development Agency New York, RB:
Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	1,001,480
Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	324,387
Westchester County Local Development Corp., Refunding RB, Kendal On Hudson Project (e):
4.00%, 1/01/23	650	683,787
5.00%, 1/01/28	675	735,318
5.00%, 1/01/34	875	939,942

		46,990,643

Housing — 4.9%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,002,070
	Par (000)	Value
Municipal Bonds
New York (continued)
Housing (concluded)
New York City Housing Development Corp., RB, Series C, AMT, 5.05%, 11/01/36	$1,220	$1,289,418
New York Mortgage Agency, Refunding RB, AMT:
Series 133, 4.95%, 10/01/21	395	409,646
Series 143, 4.90%, 10/01/37	1,455	1,500,498
New York State HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	900,209
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,065,340
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	660,106
Watergate II, 4.75%, 2/15/34	580	584,501
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,247,590
Yonkers Industrial Development Agency New York, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	614,560
Sacred Heart Associations Project, Series A, 5.00%, 10/01/37	1,640	1,713,390

		13,987,328

State — 6.7%
New York City Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	500	521,430
Series S-1, 4.00%, 7/15/42	2,500	2,562,400
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/29	1,715	1,993,670
Series B, 5.00%, 3/15/42	1,000	1,113,730
New York State Dormitory Authority, Refunding RB:
State Personal Income Tax, Series D, 5.00%, 2/15/33	750	857,355
Upstate Community Colleges, Series B, 5.25%, 7/01/21	1,565	1,657,805
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,127,960
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,836,887
New York State Urban Development Corp., Refunding RB:
Clarkson Center for Advance Materials, 5.50%, 1/01/20	1,685	2,010,020
University Facilities Grants, 5.50%, 1/01/19	3,500	4,191,600

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
State (concluded)
State of New York, GO, Series A, 5.00%, 2/15/39	$1,250	$1,430,525

		19,303,382

Tobacco — 1.3%
New York Counties Tobacco Trust I, RB, Tobacco Pass Thru, Series A:
6.50%, 6/01/35	750	750,030
6.63%, 6/01/42	490	490,039
Niagara County Tobacco Asset Securitization Corp. New York, RB, Asset-Backed, 6.25%, 5/15/40	1,000	963,300
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,467,499

		3,670,868

Transportation — 12.7%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/39	500	579,895
Series C, 6.50%, 11/15/28	1,760	2,197,360
Series H, 4.00%, 11/15/34	550	559,674
Series H, 5.00%, 11/15/25	1,000	1,181,310
Series H, 5.00%, 11/15/42	1,500	1,651,605
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,890	2,153,163
(AGM), 4.00%, 11/15/30	4,985	5,313,113
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.00%, 12/15/41	1,000	1,114,950
New York State Thruway Authority, Refunding RB, Series I:
5.00%, 1/01/37	920	1,020,344
4.13%, 1/01/42	1,000	1,021,730
5.00%, 1/01/42	280	307,222
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal:
Series 6, AMT (NPFGC), 6.25%, 12/01/13	2,575	2,616,123
Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,713,560
Series 8, 6.00%, 12/01/42	2,000	2,336,800
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT:
3.50%, 7/15/37	3,000	2,744,520
4.00%, 1/15/43	5,000	4,897,350
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series B, 5.00%, 11/15/31	125	146,000
	Par (000)	Value
Municipal Bonds
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Sub-Series A, 3.13%, 11/15/32	$435	$404,337
Sub-Series A, 5.00%, 11/15/30	500	580,150
Sub-Series A, 3.13%, 11/15/31	1,000	960,640
General, CAB, Series B, 3.75%, 11/15/32 (b)	1,520	732,716
CAB, Sub-Series A, 4.04%, 11/15/32 (b)	2,480	1,132,294

		36,364,856

Utilities — 6.1%
Long Island Power Authority, RB, General:
Series A (AGM), 5.00%, 5/01/36	500	551,325
Series C (CIFG), 5.25%, 9/01/29	3,000	3,613,860
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	875	1,037,654
6.00%, 5/01/33	2,450	2,962,466
5.75%, 4/01/39	300	354,852
New York City Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	590,345
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,758,840
Second General Resolution, Series EE, 4.00%, 6/15/45	1,540	1,556,509
Second General Resolution, Series HH, 5.00%, 6/15/32	950	1,086,629
Series FF, 5.00%, 6/15/45	1,680	1,857,408
Series FF-2, 5.50%, 6/15/40	800	937,552
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water, Series B, 5.00%, 6/15/36	1,000	1,155,630

		17,463,070

Total Municipal Bonds in New York		248,630,372

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico — 4.9%
County/City/Special District/School District — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 5.91%, 8/01/35 (b)	$3,000	$816,750
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series A-1, 4.81%, 8/01/24 (b)	2,000	1,166,840

		1,983,590

Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,750	1,840,072

State — 2.1%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.67%, 7/01/44	1,100	141,603
(NPFGC), 6.62%, 7/01/42	7,470	1,112,657
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.25%, 7/01/14 (c)	55	58,438
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.76%, 8/01/32 (b)	500	166,710
First Sub-Series A, 5.75%, 8/01/37	2,000	2,128,520
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,023,190
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.85%, 8/01/41 (b)	7,500	1,464,150

		6,095,268

Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	1,000	1,194,590
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA, 4.95%, 7/01/26	2,000	2,123,720
Series CC, 5.50%, 7/01/30	300	324,063

		3,642,373

Utilities — 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	500	503,975

Total Municipal Bonds in Puerto Rico		14,065,278

Total Municipal Bonds – 91.6%		262,695,650

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

New York — 14.8%
County/City/Special District/School District — 4.1%
City of New York, New York, GO, Series J, 5.00%, 5/15/23	$1,800	$1,892,250
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,863,576
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	3,200	3,452,000
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	830	911,639
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	2,010	2,057,175
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,538,608

		11,715,248

Education — 0.4%
New York State Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	900	1,020,393

State — 0.8%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,401,334

Transportation — 4.7%
Hudson New York Yards Infrastructure Corp., RB, Senior, 5.75%, 2/15/47	2,250	2,634,054
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	6,495	7,362,695
New York State Thruway Authority, Refunding RB, Personal Income Tax Revenue, Series A, 5.00%, 3/15/31	1,560	1,786,652
Port Authority of New York & New Jersey, RB, Consolidated 169th Series, AMT, 5.00%, 10/15/26	1,500	1,747,305

		13,530,706

Utilities — 4.8%
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
Second General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	4,131,964

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 6

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)

New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System (concluded):
Second General Resolution, Series HH, 5.00%, 6/15/32	$2,790	$3,191,258
Series A, 4.75%, 6/15/30	4,000	4,448,280
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,044,291

		13,815,793

Total Municipal Bonds in New York		42,483,474

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,010	1,061,429

		Value

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 15.2%		$43,544,903

Total Long-Term Investments (Cost – $285,764,213) – 106.8%		306,240,553

	Shares

Short-Term Securities

BIF New York Municipal Money Fund, 0.00% (g)(h)	3,354,656	3,354,656

Total Short-Term Securities (Cost – $3,354,656) – 1.2%		3,354,656

Total Investments (Cost - $289,118,869*) – 108.0%		309,595,209
Other Assets Less Liabilities – 0.3%		893,890
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.3)%		(23,862,405)

Net Assets – 100.0%		$286,626,694

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$265,717,454

	Gross unrealized appreciation	$22,992,510
	Gross unrealized depreciation	(2,966,435)

	Net unrealized appreciation	$20,026,075

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Scott & Stringfellow	$2,359,047	$(1,529)

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BIF New York Municipal Money Fund	8,470,242	(5,115,586)	3,354,656	$225

(h)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(54)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$7,801,313	$(59,142)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 8

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$306,240,553	—	$306,240,553
Short-Term Securities	$3,354,656	—	—	3,354,656
Total	$3,354,656	$306,240,553	—	$309,595,209
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$ (59,142)	—	—	$(59,142)
[2]			Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets
Cash pledged as collateral for financial futures contracts	$162,000	—	—	$162,000
Liabilities:
Bank overdraft	—	(824)	—	(824)
TOB trust certificates	—	$(23,851,680)	—	(23,851,680)
Total	$162,000	$(23,852,504)	—	$(23,690,504)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013 9

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 24, 2013